Share Based Compensation Plans - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2023 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period		3 years
Option expiration term		7 years
Net earnings (loss) | $		$ (34,293)	$ (177,386)
Number of other equity instruments exercised or vested in share-based payment arrangement		189,964
Number Of Deferred Share Units Outstanding		1,470	1,470
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of other equity instruments exercised or vested in share-based payment arrangement		266,876	216,820
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term		3 years
Number of other equity instruments exercised or vested in share-based payment arrangement		143,659	40,515
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share unit vesting period		3 years
Net earnings (loss) | $		$ 4,000	$ 18,000
Number of other equity instruments exercised or vested in share-based payment arrangement		189,964	96,355
Share based compensation number of shares vested		263,900
Restricted Share Units and Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based compensation number of shares vested	230,336